Restricted Cash	12 Months Ended
Dec. 31, 2014
Restricted Cash [Abstract]
Restricted Cash

5. Restricted cash

The Restricted cash balance was $717.4 million and $272.8 million at December 31, 2014 and December 31, 2013, respectively, and primarily related to our ECA facility agreement entered into in 2004, our Ex-Im financings, our AerFunding revolving credit facility and other debt. See Note 15 – Debt.